Defined Benefit Pension Plans (Tables)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012
Weighted Average Actuarial Assumptions
The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations of continuing operations were as follows:

	2013	2012	2011
Net periodic benefit cost
Discount rate	4.2%	5.5%	5.4%
Long-term rate of return on plan assets	6.2%	6.5%	7.3%
Plan obligations
Discount rate	4.8%	4.2%	5.5%

Components Of Net Periodic Benefit Cost
The components of the net periodic benefit cost for continuing operations were as follows:

In millions	2013	2012	2011
Components of defined benefit net periodic benefit cost
Service cost	$11	$9	$7
Interest cost	70	73	73
Expected return on assets	(92)	(86)	(81)
Amortization of :
Prior service cost	1	1	1
Net actuarial loss	4	3	13
Settlement loss	6	1	—
Net periodic benefit cost	$—	$1	$13

Funded Status Of Defined Benefit Pension Plans
The funded status of defined benefit pension plans at the respective year-ends was as follows:

In millions	2013	2012
Projected benefit obligation
Beginning of year	$1,680	$1,377
Service cost	11	9
Interest cost	70	73
Plan amendments/other	1	1
Benefits paid	(81)	(73)
Actuarial (gain) loss	(123)	294
Settlements	4	—
Foreign exchange	—	(1)
End of year	$1,562	$1,680
Fair value of plan assets
Beginning of year	$1,515	$1,259
Actual return on plan assets	(3)	321
Employer contributions	8	9
Benefits paid	(81)	(73)
Foreign exchange	—	(1)
End of year	1,439	1,515
Funded status	$(123)	$(165)
Amounts recognized on the consolidated balance sheets
Noncurrent asset	$1	$5
Accrued liabilities	(5)	(4)
Pension obligation	(119)	(166)
Net asset (liability) recognized	$(123)	$(165)
Amounts recognized in accumulated other comprehensive income
Unamortized prior service cost	$7	$7
Unamortized actuarial loss, net	228	263
Total	$235	$270

Accumulated Benefit Obligation And Fair Value Of Plan Assets
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were:

In millions	2013	2012
Projected benefit obligation	$1,555	$1,351
Accumulated benefit obligation	1,555	1,350
Fair value of plan assets	1,431	1,180

Fair Value Of Pension Plan Assets
The fair value of pension plan assets as of June 29, 2013 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities
U.S. securities - pooled funds	$85	$85	$—
Non-U.S. securities - pooled funds	102	102	—
Total equity securities	187	187	—
Fixed income securities
Government bonds	256	256	—
Corporate bonds	503	503	—
U.S. pooled funds	122	122	—
Non-U.S. pooled funds	5	5	—
Bond Fund	324	324	—
Total fixed income securities	1,210	1,210	—
Real estate	23	23	—
Cash and equivalents	6	6	—
Derivatives	—	—	—
Other	13	13	—
Total fair value of assets	$1,439	$1,439	$—

The fair value of pension plan assets as of June 30, 2012 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities
Non-U.S. securities - pooled funds	$38	$38	$—
Fixed income securities
Government bonds	247	247	—
Corporate bonds	593	593	—
U.S. pooled funds	168	168	—
Non-U.S. pooled funds	6	6	—
Bond fund	341	341	—
Total fixed income securities	1,355	1,355	—
Real estate	21	21	—
Cash and equivalents	14	14	—
Derivatives	83	74	9
Other	4	4	—
Total fair value of assets	$1,515	$1,506	$9

Percentage Allocation Of Pension Plan Assets
The percentage allocation of pension plan assets based on a fair value basis as of the respective year-end measurement dates is as follows:

	2013	2012
Asset category
Equity securities	13%	6%
Debt securities	84	91
Real estate	2	1
Cash and other	1	2
Total	100%	100%

Company Participation in Multiemployer Plan
In addition to regular contributions, the company could be obligated to pay additional contributions (known as complete or partial withdrawal liabilities) if a MEPP has unfunded vested benefits.

		PPA Zone Status		FIP/RP Status	Contributions (in millions)
	EIN/Pension Plan Number	2013	2012	Pending/ Implemented	2013	2012	2011	2013 Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
Pension Fund Plan Name
Bakery and Confectionary Union & Industry Intl Pension Fund	52-6118572/001	Red	Red	Nov 2012	$1	$2	$2	10%	Oct 2014
All other plans					—	—	1	N/A	N/A